Intangible Assets (Details) - Schedule of Intangible Assets	9 Months Ended
	Jun. 30, 2024 CAD ($)
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance	$ 50,383,194
Accumulated amortization and impairment, balance	4,545,086
Net book value
Net book value, balance	62,518,850
Additions	10,947,003
Borrowing costs	6,436,722	[1]
R&D tax credit (Note 13)	(266,746)
Grants (Note 13)	(13,713)
Cost, balance	67,486,460
Amortization	422,524
Accumulated amortization and impairment, balance	4,967,610
Patents [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance	3,450,455
Accumulated amortization and impairment, balance	1,059,007
Net book value
Net book value, balance	2,535,881
Additions	434,774
Borrowing costs		[1]
R&D tax credit (Note 13)
Grants (Note 13)
Cost, balance	3,885,229
Amortization	290,341
Accumulated amortization and impairment, balance	1,349,348
Licenses [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance	1,186,337
Accumulated amortization and impairment, balance	1,183,761
Net book value
Net book value, balance
Additions
Borrowing costs		[1]
R&D tax credit (Note 13)
Grants (Note 13)
Cost, balance	1,186,337
Amortization	2,576
Accumulated amortization and impairment, balance	1,186,337
Software [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance	575,719
Accumulated amortization and impairment, balance	520,998
Net book value
Net book value, balance	29,640
Additions
Borrowing costs		[1]
R&D tax credit (Note 13)
Grants (Note 13)
Cost, balance	575,719
Amortization	25,081
Accumulated amortization and impairment, balance	546,079
Development costs [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance	45,075,873	[2]
Accumulated amortization and impairment, balance	1,708,264	[2]
Net book value
Net book value, balance	59,935,505	[2]
Additions	10,512,229	[2]
Borrowing costs	6,436,722	[1],[2]
R&D tax credit (Note 13)	(266,746)	[2]
Grants (Note 13)	(13,713)	[2]
Cost, balance	61,744,365	[2]
Amortization	100,596	[2]
Accumulated amortization and impairment, balance	1,808,860	[2]
Others [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance	94,810
Accumulated amortization and impairment, balance	73,056
Net book value
Net book value, balance	17,824
Additions
Borrowing costs		[1]
R&D tax credit (Note 13)
Grants (Note 13)
Cost, balance	94,810
Amortization	3,930
Accumulated amortization and impairment, balance	$ 76,986

[1]	The capitalization rates used to determine the amount of general borrowing costs eligible for capitalization during the three and nine months ended June 30, 2024 were 17% and 12% respectively.
[2]	Including $56,215,716 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.